Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FORWARD FUNDS

Supplement dated December 28, 2018

to the

Salient Tactical Growth Fund Class A and Class C Prospectus (“Load Prospectus”)

and

Salient Tactical Growth Fund Investor Class, Institutional Class and Class I2 Prospectus (“No-Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PERFORMANCE INFORMATION

On December 19, 2018, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient Tactical Growth Fund (the “Fund”) changes to the Fund’s benchmark and performance information section.

Accordingly, effective on or about January 1, 2019, the following changes shall be reflected in the Fund’s Prospectus:

Change to Fund Benchmark and Performance Information Section

Effective on or about January 1, 2019, the HFRX Equity Hedge Index will replace the S&P 500 Index as the Fund’s primary benchmark index because the new index more closely aligns to the Fund’s investment strategies.

Accordingly, the following information shall be incorporated into the “Performance Information” section of the Prospectus:

1.	The Average Annual Total Returns table for the Fund in the Load Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2017

	1 Year	5 Year	Since Inception
Salient Tactical Growth Fund – Class C (Inception: 9/14/09)
Return Before Taxes	8.92%	5.03%	3.26%
Return After Taxes on Distributions	6.04%	3.50%	2.28%
Return After Taxes on Distributions and Sale of Fund Shares	5.38%	3.41%	2.27%
HFRX Equity Hedge Index(1)(2)	9.98%	3.92%	1.54%
S&P 500 Index(3)	21.83%	15.79%	14.31%
Salient Tactical Growth Fund – Class A (Inception: 3/12/10)
Return Before Taxes	4.03%	4.25%	2.56%
HFRX Equity Hedge Index(1)(2)	9.98%	3.92%	1.45%
S&P 500 Index(3)	21.83%	15.79%	13.78%

(1)
The HFRX Equity Hedge Index is comprised of equity hedge strategies that maintain positions both long and short in primarily equity and equity derivative securities and is designed to maximize representation of the hedge fund industry.

(2)
Prior to January 1, 2019, the Fund compared its performance to the S&P 500 Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the HFRX Equity Hedge Index as the benchmark to which the Fund compares its performance.

(3)	The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

2.	The Average Annual Total Returns table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2017

	1 Year	5 Years	Since Inception
Salient Tactical Growth Fund – Institutional Class (Inception: 9/14/09)
Return Before Taxes	10.91%	6.03%	4.24%
Return After Taxes on Distributions	8.23%	4.56%	3.29%
Return After Taxes on Distributions and Sale of Fund Shares	6.48%	4.20%	3.05%
Salient Tactical Growth Fund – Investor Class (Inception: 9/14/09)
Return Before Taxes	10.57%	5.66%	3.88%
HFRX Equity Hedge Index(1)(2)	9.98%	3.92%	1.54%
S&P 500 Index(3)	21.83%	15.79%	14.31%

(1)
The HFRX Equity Hedge Index is comprised of equity hedge strategies that maintain positions both long and short in primarily equity and equity derivative securities and is designed to maximize representation of the hedge fund industry.

(2)
Prior to January 1, 2019, the Fund compared its performance to the S&P 500 Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the HFRX Equity Hedge Index as the benchmark to which the Fund compares its performance.

(3)	The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

3.	Corresponding changes will also be made to the section of the Prospectus describing the indices used by the Trust.

Load | Salient Tactical Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FORWARD FUNDS

Supplement dated December 28, 2018

to the

Salient Tactical Growth Fund Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PERFORMANCE INFORMATION

On December 19, 2018, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient Tactical Growth Fund (the “Fund”) changes to the Fund’s benchmark and performance information section.

Accordingly, effective on or about January 1, 2019, the following changes shall be reflected in the Fund’s Prospectus:

Change to Fund Benchmark and Performance Information Section

Effective on or about January 1, 2019, the HFRX Equity Hedge Index will replace the S&P 500 Index as the Fund’s primary benchmark index because the new index more closely aligns to the Fund’s investment strategies.

Accordingly, the following information shall be incorporated into the “Performance Information” section of the Prospectus:

1.	The Average Annual Total Returns table for the Fund in the Load Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2017

	1 Year	5 Year	Since Inception
Salient Tactical Growth Fund – Class C (Inception: 9/14/09)
Return Before Taxes	8.92%	5.03%	3.26%
Return After Taxes on Distributions	6.04%	3.50%	2.28%
Return After Taxes on Distributions and Sale of Fund Shares	5.38%	3.41%	2.27%
HFRX Equity Hedge Index(1)(2)	9.98%	3.92%	1.54%
S&P 500 Index(3)	21.83%	15.79%	14.31%
Salient Tactical Growth Fund – Class A (Inception: 3/12/10)
Return Before Taxes	4.03%	4.25%	2.56%
HFRX Equity Hedge Index(1)(2)	9.98%	3.92%	1.45%
S&P 500 Index(3)	21.83%	15.79%	13.78%

(1)
The HFRX Equity Hedge Index is comprised of equity hedge strategies that maintain positions both long and short in primarily equity and equity derivative securities and is designed to maximize representation of the hedge fund industry.

(2)
Prior to January 1, 2019, the Fund compared its performance to the S&P 500 Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the HFRX Equity Hedge Index as the benchmark to which the Fund compares its performance.

(3)	The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

3.	Corresponding changes will also be made to the section of the Prospectus describing the indices used by the Trust.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Prior to January 1, 2019, the Fund compared its performance to the S&P 500 Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the HFRX Equity Hedge Index as the benchmark to which the Fund compares its performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/><br/>For the period ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.
Load | Salient Tactical Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2009
Load | Salient Tactical Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	4.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2010
Load | Salient Tactical Growth Fund | Return After Taxes on Distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.04%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2009
Load | Salient Tactical Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2009
Load | Salient Tactical Growth Fund | HFRX Equity Hedge Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	3.92%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%	[1],[2]
Load | Salient Tactical Growth Fund | HFRX Equity Hedge Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	3.92%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[1],[2]
Load | Salient Tactical Growth Fund | S&P 500 Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.31%	[3]
Load | Salient Tactical Growth Fund | S&P 500 Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	13.78%	[3]
No Load | Salient Tactical Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FORWARD FUNDS

Supplement dated December 28, 2018

to the

Salient Tactical Growth Fund Investor Class, Institutional Class and Class I2 Prospectus (“No-Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PERFORMANCE INFORMATION

On December 19, 2018, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient Tactical Growth Fund (the “Fund”) changes to the Fund’s benchmark and performance information section.

Accordingly, effective on or about January 1, 2019, the following changes shall be reflected in the Fund’s Prospectus:

Change to Fund Benchmark and Performance Information Section

Effective on or about January 1, 2019, the HFRX Equity Hedge Index will replace the S&P 500 Index as the Fund’s primary benchmark index because the new index more closely aligns to the Fund’s investment strategies.

Accordingly, the following information shall be incorporated into the “Performance Information” section of the Prospectus:

2.	The Average Annual Total Returns table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2017

	1 Year	5 Years	Since Inception
Salient Tactical Growth Fund – Institutional Class (Inception: 9/14/09)
Return Before Taxes	10.91%	6.03%	4.24%
Return After Taxes on Distributions	8.23%	4.56%	3.29%
Return After Taxes on Distributions and Sale of Fund Shares	6.48%	4.20%	3.05%
Salient Tactical Growth Fund – Investor Class (Inception: 9/14/09)
Return Before Taxes	10.57%	5.66%	3.88%
HFRX Equity Hedge Index(1)(2)	9.98%	3.92%	1.54%
S&P 500 Index(3)	21.83%	15.79%	14.31%

(1)
The HFRX Equity Hedge Index is comprised of equity hedge strategies that maintain positions both long and short in primarily equity and equity derivative securities and is designed to maximize representation of the hedge fund industry.

(2)
Prior to January 1, 2019, the Fund compared its performance to the S&P 500 Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the HFRX Equity Hedge Index as the benchmark to which the Fund compares its performance.

(3)	The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

3.	Corresponding changes will also be made to the section of the Prospectus describing the indices used by the Trust.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Prior to January 1, 2019, the Fund compared its performance to the S&P 500 Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the HFRX Equity Hedge Index as the benchmark to which the Fund compares its performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/><br/>For the period ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
No Load | Salient Tactical Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.91%
5 Years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2009
No Load | Salient Tactical Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.57%
5 Years	rr_AverageAnnualReturnYear05	5.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2009
No Load | Salient Tactical Growth Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.23%
5 Years	rr_AverageAnnualReturnYear05	4.56%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2009
No Load | Salient Tactical Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	4.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2009
No Load | Salient Tactical Growth Fund | HFRX Equity Hedge Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.98%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	3.92%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%	[1],[2]
No Load | Salient Tactical Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.31%	[3]

[1]	Prior to January 1, 2019, the Fund compared its performance to the S&P 500 Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the HFRX Equity Hedge Index as the benchmark to which the Fund compares its performance.
[2]	The HFRX Equity Hedge Index is comprised of equity hedge strategies that maintain positions both long and short in primarily equity and equity derivative securities and is designed to maximize representation of the hedge fund industry.
[3]	The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization.